Intangible Assets, Net And Goodwill (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Amortization expense on intangible assets	$ 7,103,000	$ 8,401,000	$ 7,657,000
Future amortization expense, 2012	52,347,000
Future amortization expense, 2013	52,196,000
Future amortization expense, 2014	52,156,000
Future amortization expense, 2015	49,363,000
Future amortization expense, 2016	48,438,000
Goodwill	18,119,000	8,151,000
Conwed Plastics [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	8,151,000	8,151,000
National Beef [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	8,915,000
Winery Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 1,053,000